Borrowings (Details) - Schedule of short-term borrowings - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Short-Term Debt [Line Items]
Total short-term borrowings		$ 60,636,412	$ 40,328,982	[1]
Syndicated Loans Tranche A [Member]
Short-Term Debt [Line Items]
Maturity	[2],[3]	September 2022*
Interest Rate	[2],[4]	TIBOR^+0.70%
Total short-term borrowings	[2]		40,328,982
Syndicated Loans Tranche B [Member]
Short-Term Debt [Line Items]
Maturity	[5]	September 2023
Interest Rate	[5]	TIBOR+0.70%
Total short-term borrowings	[5]	$ 60,636,412

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	On September 27, 2021, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2021, with a consortium of banks, with an aggregate credit line of ¥7.5 billion (approximately $61.6 million). As of March 31, 2022, the Company borrowed an aggregated of ¥5.0 billion (approximately $41.0 million) under the agreement, and the net outstanding balance of this loan was approximately ¥4.9 billion (approximately $40.3 million), net off the unamortized loan service cost of ¥86.6 million ($711,018). The syndicated loan is guaranteed by Mr. Kanayama.
[3]	The loans were fully repaid upon maturity.
[4]	TIBOR is an acronym for the Tokyo Interbank Offered Rate, which is the daily reference rate derived from the interest rate that banks charge to lend funds to other banks in the Japanese interbank market.
[5]	On September 27, 2022, the Company entered into another one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million). As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). The syndicated loan is guaranteed by Mr. Kanayama.